Operating Lease Liabilities (Details)			1 Months Ended						12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 22, 2017 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Nov. 25, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 22, 2017	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Operating Lease Liabilities (Details) [Line Items]
Weighted average discount rate									4.06%
Weighted average remaining operating leases									16 years
Operating lease expense						$ 2,319,791	¥ 15,000,000		$ 596,988	$ 2,599,697
Total lease expense			$ 2,321,945	¥ 15,000,000
Short-term operating lease expense									$ 259,996	$ 1,589,089
Operating lease liabilities Interest rate					3.1365%			4.1239%
Lease expiration date	December 31, 2024				November 24, 2029			December 31, 2037
Installments paid duration									5 years
Operating lease first installment	$ 55,070	$ 696,584			$ 61,919
Villas [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									4.1239%
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities									3.1365%
Officer [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	2.4584%								2.4584%
Minimum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate									3.70%
Maximum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate									4.80%